Note 6 - Debt - Summary of Revolver Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Outstanding borrowings	$ 1,000	$ 1,000
Interest rate	4.92%	5.83%
Maximum amount of borrowings drawn during the period	$ 26,086	$ 233,063
Average outstanding borrowings	$ 2,237	$ 124,606
Weighted average interest rate	5.46%	6.86%